Debt	3 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Debt
Note 5: Debt
The components of debt at March 31, 2023 and December 31, 2022 are as follows (in thousands):

	As of March 31,	As of December 31,
	2023	2022
4.60% Senior Notes due to related party due 2024	$38,349	$39,454

Total debt	38,349	39,454
Less: Short-term debt	—	—

Total Long-term debt	$38,349	$39,454
4.60% Senior Notes due to related party due 2024
The 4.60% Senior Notes due to related party, which collectively total KRW100 billion (US$77 million) at inception, accrue 4.60% interest quarterly on the outstanding principal amount until maturity. Interest and principal are due in full at maturity (May 27, 2024).